CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CHANGES IN EQUITY [Abstract]
Accumulated other comprehensive income (loss), foreign currency translation adjustments	$ 1,340	$ 774	$ 925
Accumulated other comprehensive income (loss), unrealized gain on forward contracts, net	$ (799)	$ 0	$ 416